Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance

As described in the CD&A, Aon has a strong pay for performance philosophy that shapes how we deliver compensation to all colleagues, including the senior
executives of the firm. This is evidenced by (1) the weighting of fixed vs. variable compensation awarded annually, (2) the proportion of variable compensation delivered in the form of company equity instruments, and (3) the proportion of equity awards that are leveraged on performance conditions above and beyond share price.
2023 Compensation Details
Variable compensation awarded to the Chief Executive Officer (“CEO”) and other NEOs (on average) represented 93% of the total compensation awarded for 2023. To maximize shareholder alignment, over 99% of their variable compensation was delivered in the form of equity, including the annual incentive for the year. Finally, 84% and 81%, respectively, of the equity compensation for the CEO and other NEOs (on average) is comprised of PSUs under our LPP and the July 2023 PSUs that can result in a 0x – 2x payout based on performance against Adjusted EPS goals, and share price performance, respectively, which we believe closely aligns with shareholder value creation.

PVP Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure
regarding executive compensation covering calculations and narrative of Compensation Actually Paid (“CAP”) under new SEC Pay Versus Performance (“PVP”) disclosure requirements for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1 ($)	CAP to PEO 1,2 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average CAP Paid to Non-PEO NEOs 1,2 ($)	Value of Initial Fixed $100 Investment based on: 3		Net Income ($ Millions)	Adjusted Earnings per Share Growth 4
					TSR ($)	Peer Group TSR ($)
2023	23,661,834	26,595,162	16,616,433	14,770,260	144	133	2,564	6%
2022	19,668,985	18,544,322	6,643,617	6,472,711	148	119	2,589	12%
2021	19,868,384	101,103,407	7,644,425	25,641,567	147	133	1,308	22%
2020	20,294,496	39,560,227	6,898,103	11,455,444	102	98	2,018	7%

1.
The PEO for each year reflected in the table is Gregory C. Case, the Company’s CEO. The non-PEO
NEOs are Christa Davies, Eric Andersen (for years 2020, 2021, 2022 and 2023 only), Lisa Stevens, Darren Zeidel (for years 2021, 2022 and 2023 only), John Bruno (for 2020 only) and Anthony Goland (for 2020 only).

2.
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. CAP amounts reflect the Summary Compensation Table Total with exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. CAP values for 2020, 2021 and 2022 have been updated from last year’s disclosure to reflect revised guidance from the SEC related to treatment of equity upon retirement eligibility.

PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP to PEO
2023	$23,661,834	($21,487,348)	$24,420,677	$26,595,162
2022	$19,668,985	($17,497,455)	$16,372,792	$18,544,322
2021	$19,868,384	($15,262,436)	$96,497,459	$101,103,407
2020	$20,294,496	($15,880,566)	$35,146,297	$39,560,227
Average
Non-PEO
NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP for Non-PEO NEOs
2023	$16,616,433	($27,203)	($14,060,598)	$12,241,628	$14,770,260
2022	$6,643,617	$0	($4,729,173)	$4,558,267	$6,472,711
2021	$7,644,425	$0	($4,583,837)	$22,580,979	$25,641,567
2020	$6,898,103	($76,821)	($4,387,596)	$9,021,758	$11,455,444

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for PEO	During Year for PEO Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2023	$20,584,136	$4,938,480	($1,119,228)	$17,289	$24,420,677
2022	$16,554,822	($54,463)	($135,298)	$7,731	$16,372,792
2021	$39,505,306	$38,771,675	$18,213,691	$6,787	$96,497,459
2020	$20,945,730	$12,685,477	$1,504,280	$10,809	$35,146,297

Average
Non-PEO
NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2023	$11,342,481	$1,190,742	($306,856)	$15,261	$12,241,628
2022	$4,610,526	($15,910)	($44,340)	$7,991	$4,558,267
2021	$11,452,689	$8,260,538	$2,864,745	$3,007	$22,580,979
2020	$5,769,308	$2,893,500	$353,392	$5,558	$9,021,758
3.
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Company’s Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

4.
We determined Adjusted EPS to be the most important financial performance measure used to link Company performance to CAP to our PEO and
Non-PEO
NEOs in 2022 and 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
1.
The PEO for each year reflected in the table is Gregory C. Case, the Company’s CEO. The non-PEO
NEOs are Christa Davies, Eric Andersen (for years 2020, 2021, 2022 and 2023 only), Lisa Stevens, Darren Zeidel (for years 2021, 2022 and 2023 only), John Bruno (for 2020 only) and Anthony Goland (for 2020 only).

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Company’s Form
10-K
	for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 23,661,834	$ 19,668,985	$ 19,868,384	$ 20,294,496
PEO Actually Paid Compensation Amount	$ 26,595,162	18,544,322	101,103,407	39,560,227
Adjustment To PEO Compensation, Footnote
PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP to PEO
2023	$23,661,834	($21,487,348)	$24,420,677	$26,595,162
2022	$19,668,985	($17,497,455)	$16,372,792	$18,544,322
2021	$19,868,384	($15,262,436)	$96,497,459	$101,103,407
2020	$20,294,496	($15,880,566)	$35,146,297	$39,560,227
Average
Non-PEO
NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP for Non-PEO NEOs
2023	$16,616,433	($27,203)	($14,060,598)	$12,241,628	$14,770,260
2022	$6,643,617	$0	($4,729,173)	$4,558,267	$6,472,711
2021	$7,644,425	$0	($4,583,837)	$22,580,979	$25,641,567
2020	$6,898,103	($76,821)	($4,387,596)	$9,021,758	$11,455,444

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for PEO	During Year for PEO Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2023	$20,584,136	$4,938,480	($1,119,228)	$17,289	$24,420,677
2022	$16,554,822	($54,463)	($135,298)	$7,731	$16,372,792
2021	$39,505,306	$38,771,675	$18,213,691	$6,787	$96,497,459
2020	$20,945,730	$12,685,477	$1,504,280	$10,809	$35,146,297

Average
Non-PEO
NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2023	$11,342,481	$1,190,742	($306,856)	$15,261	$12,241,628
2022	$4,610,526	($15,910)	($44,340)	$7,991	$4,558,267
2021	$11,452,689	$8,260,538	$2,864,745	$3,007	$22,580,979
2020	$5,769,308	$2,893,500	$353,392	$5,558	$9,021,758

Non-PEO NEO Average Total Compensation Amount	$ 16,616,433	6,643,617	7,644,425	6,898,103
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,770,260	6,472,711	25,641,567	11,455,444
Adjustment to Non-PEO NEO Compensation Footnote
PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP to PEO
2023	$23,661,834	($21,487,348)	$24,420,677	$26,595,162
2022	$19,668,985	($17,497,455)	$16,372,792	$18,544,322
2021	$19,868,384	($15,262,436)	$96,497,459	$101,103,407
2020	$20,294,496	($15,880,566)	$35,146,297	$39,560,227
Average
Non-PEO
NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP for Non-PEO NEOs
2023	$16,616,433	($27,203)	($14,060,598)	$12,241,628	$14,770,260
2022	$6,643,617	$0	($4,729,173)	$4,558,267	$6,472,711
2021	$7,644,425	$0	($4,583,837)	$22,580,979	$25,641,567
2020	$6,898,103	($76,821)	($4,387,596)	$9,021,758	$11,455,444

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for PEO	During Year for PEO Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2023	$20,584,136	$4,938,480	($1,119,228)	$17,289	$24,420,677
2022	$16,554,822	($54,463)	($135,298)	$7,731	$16,372,792
2021	$39,505,306	$38,771,675	$18,213,691	$6,787	$96,497,459
2020	$20,945,730	$12,685,477	$1,504,280	$10,809	$35,146,297

Average
Non-PEO
NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2023	$11,342,481	$1,190,742	($306,856)	$15,261	$12,241,628
2022	$4,610,526	($15,910)	($44,340)	$7,991	$4,558,267
2021	$11,452,689	$8,260,538	$2,864,745	$3,007	$22,580,979
2020	$5,769,308	$2,893,500	$353,392	$5,558	$9,021,758

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Our net income grew 27% over the 2019-2023 period reflective of strong growth and performance on our key financial metrics, including a decline of 1% for 2023. In 2023, we had adjusted operating income growth of 10%, driven by strong revenue growth, offset by expenses that were not representative of normal business operations and other non-operating
expenses which resulted in a net income decline of 1% year over year. Net income performance does not have a strong relationship with the reported CAP to our PEO and
Non-PEO
	NEOs given the lower relative weighting of this measurement of performance as compared to the others previously discussed.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and
Non-PEO
NEOs for 2023 to Company performance. The measures in this table are not ranked.

Adjusted Earnings Per Share Growth
Adjusted Operating Income Growth

Total Shareholder Return Amount	$ 144	148	147	102
Peer Group Total Shareholder Return Amount	133	119	133	98
Net Income (Loss)	$ 2,564,000,000	$ 2,589,000,000	$ 1,308,000,000	$ 2,018,000,000
Company Selected Measure Amount	0.06	0.12	0.22	0.07
PEO Name	Gregory C. Case
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income Growth
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,487,348)	$ (17,497,455)	$ (15,262,436)	$ (15,880,566)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,420,677	16,372,792	96,497,459	35,146,297
PEO | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,584,136	16,554,822	39,505,306	20,945,730
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,938,480	(54,463)	38,771,675	12,685,477
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,119,228)	(135,298)	18,213,691	1,504,280
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,289	7,731	6,787	10,809
PEO | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,420,677	16,372,792	96,497,459	35,146,297
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,203)	0	0	(76,821)
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,060,598)	(4,729,173)	(4,583,837)	(4,387,596)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,241,628	4,558,267	22,580,979	9,021,758
Non-PEO NEO | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,342,481	4,610,526	11,452,689	5,769,308
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,190,742	(15,910)	8,260,538	2,893,500
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(306,856)	(44,340)	2,864,745	353,392
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,261	7,991	3,007	5,558
Non-PEO NEO | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,241,628	$ 4,558,267	$ 22,580,979	$ 9,021,758